Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Bank balances	€ 190,286	€ 129,972
Call deposits	0	67,658
Total cash and cash equivalents	€ 190,286	€ 197,630	€ 146,854	€ 95,234